Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value US $0.0001 per share
Amount Registered | shares	2,609,037
Proposed Maximum Offering Price per Unit	12.43
Maximum Aggregate Offering Price	$ 32,430,329.91
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,965.08
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers 2,609,037 Class A common shares, par value US $0.0001 per share (“Class A Common Shares”) of Patria Investments Limited (the “Company” or “Registrant”) (i) authorized for issuance under the Patria Investments Limited Long-Term Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Class A Common Shares that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

Amount of Registration Fee estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and 457(c) under the Securities Act on the basis of the average of the high and low prices reported for a Class A Common Share on the NASDAQ Global Select Market on February 12, 2025.